Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,304,442.47

Principal:
Principal Collections	$25,038,830.38
Prepayments in Full	$17,285,611.00
Liquidation Proceeds	$988,026.02
Recoveries	$39,865.15
Sub Total	$43,352,332.55
Collections	$47,656,775.02

Purchase Amounts:
Purchase Amounts Related to Principal	$352,442.13
Purchase Amounts Related to Interest	$1,695.23
Sub Total	$354,137.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,010,912.38

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$48,010,912.38
Servicing Fee	$908,237.14	$908,237.14	$0.00	$0.00	$47,102,675.24
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$47,102,675.24
Interest - Class A-2 Notes	$31,394.51	$31,394.51	$0.00	$0.00	$47,071,280.73
Interest - Class A-3 Notes	$394,800.00	$394,800.00	$0.00	$0.00	$46,676,480.73
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$46,528,922.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,528,922.40
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$46,445,436.32
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,445,436.32
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$46,376,102.99
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,376,102.99
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$46,278,436.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,278,436.32
Regular Principal Payment	$41,842,116.76	$41,842,116.76	$0.00	$0.00	$4,436,319.56
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,436,319.56
Residuel Released to Depositor	$0.00	$4,436,319.56	$0.00	$0.00	$0.00
Total		$48,010,912.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$41,842,116.76
Total					$41,842,116.76
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$41,842,116.76	$67.83	$31,394.51	$0.05	$41,873,511.27	$67.88
Class A-3 Notes	$0.00	$0.00	$394,800.00	$0.60	$394,800.00	$0.60
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$41,842,116.76	$20.51	$824,238.92	$0.40	$42,666,355.68	$20.91

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$66,093,696.18	0.1071384	$24,251,579.42	0.0393120
Class A-3 Notes	$658,000,000.00	1.0000000	$658,000,000.00	1.0000000
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$1,041,153,696.18	0.5104045	$999,311,579.42	0.4898922

Pool Information
Weighted Average APR	4.615%	4.608%
Weighted Average Remaining Term	45.07	44.20
Number of Receivables Outstanding	57,178	55,686
Pool Balance	$1,089,884,573.79	$1,045,496,677.67
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,047,107,191.08	$1,004,599,255.88
Pool Factor	0.5242464	0.5028954

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$15,682,450.17
Yield Supplement Overcollateralization Amount	$40,897,421.79
Targeted Overcollateralization Amount	$46,185,098.25
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,185,098.25

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	17

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		212	$723,257.47
(Recoveries)		92	$39,865.15
Net Losses for Current Collection Period			$683,392.32
Cumulative Net Losses Last Collection Period			$6,072,227.71
Cumulative Net Losses for all Collection Periods			$6,755,620.03

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.75%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.62%	819	$16,947,477.08
61-90 Days Delinquent	0.21%	101	$2,237,583.05
91-120 Days Delinquent	0.04%	20	$423,872.08
Over 120 Days Delinquent	0.10%	44	$1,021,743.66
Total Delinquent Receivables	1.97%	984	$20,630,675.87

Repossession Inventory:
Repossessed in the Current Collection Period		62	$1,380,221.92
Total Repossessed Inventory		87	$2,055,274.22

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3983%
Preceding Collection Period			0.3042%
Current Collection Period			0.7681%
Three Month Average			0.4902%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2144%
Preceding Collection Period			0.2833%
Current Collection Period			0.2963%
Three Month Average			0.2647%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer